Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Columbia Seligman Global Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class A
Trading Symbol	SHGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 153	1.27%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage &
peripherals
and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	41.49	20.94	19.74
Class A (including sales charges) (a)	33.34	19.52	19.04
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Advisor Class
Trading Symbol	CCHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 123	1.02%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	41.83	21.25	20.04
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class C
Trading Symbol	SHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 243	2.02%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	40.41	20.04	18.85
Class C (including sales charges) (a)	39.41	20.04	18.85
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional Class
Trading Symbol	CSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 123	1.02%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	41.82	21.24	20.04
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 2 Class
Trading Symbol	SGTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 117	0.97%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	41.89	21.31	20.13
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 111	0.92%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	41.99	21.37	20.07
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class R
Trading Symbol	SGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 183	1.52%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	41.14	20.64	19.45
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

Columbia Seligman Global Technology Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class S
Trading Symbol	CSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of October 2, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 8 (a)	1.02% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	1.02%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Larger allocations than the benchmark to semiconductors and semiconductor equipment as well as communications equipment contributed positively to relative returns. Underweight allocations to software and technology hardware storage & peripherals contributed positively to relative performance.
Individual holdings
| Positions in Microsoft Corp., a developer of software solutions; Apple, Inc., an electronic development company; Adobe, Inc., a company focused on helping customers create and deliver content; Intel Corp., a company focused on designing and distributing computer components and GoDaddy, Inc., a domain registrar and web hosting company, all contributed to performance relative to the Fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software industry detracted from the Fund’s return relative to its benchmark during the year.
Allocations
| Larger allocations to the industrials, communication services and financials sectors detracted from relative performance.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Bloom Energy Corp., a manufacturer of solid oxide fuel cells for electricity production; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage and Global Payments, Inc., a provider of payment services to merchants all detracted from performance relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	41.52	20.95	19.75
MSCI World Information Technology Index (Net)	48.59	22.19	19.52
MSCI ACWI Index (Net)	32.79	11.08	9.06
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,391,399,850
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,427,339
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,391,399,850
Total number of portfolio holdings	67
Management services fees (represents 0.91% of Fund average net assets)	$ 20,427,339
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.0%
Broadcom, Inc.	5.5%
Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Lam Research Corp.	4.6%
Alphabet, Inc., Class A	4.2%
Oracle Corp.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
eBay, Inc.	2.9%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.